INVESTMENTS	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
INVESTMENTS
Fixed Maturities
The following table provides information relating to fixed maturities classified as AFS:

Available-for-Sale Securities by Classification

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(1)
	(in millions)
December 31, 2017:
Fixed Maturity Securities:
Public corporate	$888	$21	$2	$907	$—
Private corporate	284	8	1	291	—
U.S. Treasury, government and agency	232	1	1	232	—
States and political subdivisions	5	—	—	5	—
Commercial mortgage-backed	—	—	—	—	—
Residential mortgage-backed	—	—	—	—
Asset-backed(2)	12	—	—	12
Redeemable preferred stock	4	—	—	4	—
Total at December 31, 2017	$1,425	$30	$4	$1,451	$—

December 31, 2016:
Fixed Maturity Securities:
Public corporate	$819	$16	$8	$827	$—
Private corporate	205	5	2	208	—
U.S. Treasury, government and agency	36	—	1	35	—
States and political subdivisions	6	—	—	6	—
Commercial mortgage-backed	24	7	7	24	1
Redeemable preferred stock	9	—	—	9	—
Total at December 31, 2016	$1,099	$28	$18	$1,109	$1

(1)	Amounts represent OTTI losses in AOCI, which were not included in income (loss) in accordance with current accounting guidance.

(2)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

The contractual maturities of AFS fixed maturities at December 31, 2017 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Available-for-Sale Fixed Maturity Securities
Contractual Maturities at December 31, 2017

	Amortized Cost	Fair Value
	(in millions)
Due in one year or less	$19	$19
Due in years two through five	228	235
Due in years six through ten	798	813
Due after ten years	364	368
Subtotal	1,409	1,435
Asset-backed	12	12
Redeemable preferred stock	4	4
Total	$1,425	$1,451

The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2017, 2016 and 2015:

	December 31,
	2017	2016	2015
	(in millions)

Proceeds from sales	$325	$49	$19

Gross gains on sales	$10	$1	$—
Gross losses on sales	$(7)	$—	$—

Total OTTI	$—	$(3)	$(1)
Credit losses recognized in net income (loss)	$—	$(3)	$(1)

The following table sets forth the amount of credit loss impairments on fixed maturity securities held by MLOA at the dates indicated and the corresponding changes in such amounts.

Fixed Maturity Securities - Credit Loss Impairments

	2017	2016
	(in millions)
Balances at January 1,	$(32)	$(42)
Previously recognized impairments on securities that matured, paid, prepaid or sold	28	13
Impairments recognized this period on securities not previously impaired	—	(3)
Balances at December 31,	$(4)	$(32)

Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

	December 31,
	2017	2016
	(in millions)
AFS Securities:
Fixed maturity securities:
With OTTI loss	$—	$4
All other	26	6
Net Unrealized (Gains) Losses	$26	$10

Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

Net Unrealized Gains (Losses) on Fixed Maturity Securities with OTTI Losses

	Net Unrealized Gains (Losses) on Investments	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains(Losses)
	(in millions)
Balance, January 1, 2017	$4	$(2)	$2
Net investment gains (losses) arising during the period	(4)	—	(4)
Reclassification adjustment for OTTI losses:
Included in Net income (loss)	—	—	—
Impact of net unrealized investment gains (losses) on:
Deferred income taxes	—	—	—
Balance, December 31, 2017	$—	$(2)	$(2)

Balance, January 1, 2016	$4	$(2)	$2
Net investment gains (losses) arising during the period	(1)	—	(1)
Reclassification adjustment for OTTI losses:
Included in Net income (loss)	1	—	1
Impact of net unrealized investment gains (losses) on:
Deferred income taxes	—	—	—
Balance, December 31, 2016	$4	$(2)	$2

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments	DAC	Deferred Income Tax Asset(Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2017	$6	$—	$(1)	$5
Net investment gains (losses) arising during the period	20	—	—	20
Reclassification adjustment for OTTI losses:
Included in Net income (loss)	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	(8)	—	(8)
Deferred income taxes	—	—	(4)	(4)
Balance, December 31, 2017	$26	$(8)	$(5)	$13

Balance, January 1, 2016	$4	$(2)	$—	$2
Net investment gains (losses) arising during the period	(1)	—	—	(1)
Reclassification adjustment for OTTI losses:
Included in Net income (loss)	3	—	—	3
Impact of net unrealized investment gains (losses) on:
DAC	—	2	—	2
Deferred income taxes	—	—	(1)	(1)
Balance, December 31, 2016	$6	$—	$(1)	$5

The following tables disclose the fair values and gross unrealized losses of the 112 issues at December 31, 2017 and the 168 issues at December 31, 2016 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2017
Fixed Maturity Securities:
Public corporate	$135	$1	$29	$1	$164	$2
Private corporate	45	—	23	1	68	1
U.S. Treasury, government and agency	50	1	6	—	56	1
Asset-backed	7	—	—	—	7	—
Redeemable preferred stock	2	—	—	—	2	—
Total	$239	$2	$58	$2	$297	$4

December 31, 2016
Fixed Maturity Securities:
Public corporate	$292	$8	$12	$—	$304	$8
Private corporate	61	2	—	—	61	2
U.S. Treasury, government and agency	21	1	—	—	21	1
Commercial mortgage-backed	1	—	10	7	11	7
Redeemable preferred stock	9	—	—	—	9	—
Total	$384	$11	$22	$7	$406	$18

MLOA’s investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the shareholder’s equity of MLOA, other than securities of the U.S. government, U.S. government agencies and certain securities guaranteed by the U.S. government. MLOA maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 2.1% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2017 and 2016 were $25 million and $15 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners (“NAIC”) designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2017 and 2016, respectively, approximately $20 million and $37 million, or 1.4% and 3.4%, of the $1,425 million and $1,099 million aggregate amortized cost of fixed maturities held by MLOA were considered to be other than investment grade. These securities had net unrealized losses of $0 million and $0 million at December 31, 2017 and 2016, respectively. At December 31, 2017 and 2016, respectively, the $2 million and $7 million of gross unrealized losses of twelve months or more were concentrated in corporate and commercial mortgage-backed securities. In accordance with the policy described in Note 2, MLOA concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2017 or 2016. At December 31, 2017, MLOA did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.
At December 31, 2017, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $0 million.
Mortgage Loans
In 2016, MLOA issued $17 million of commercial mortgage loans, representing approximately 1.0% of 2017 invested assets.  These mortgage loans were issued for apartment complex properties located in the Mid-Atlantic region. At December 31, 2017 these mortgage loans had an outstanding value of $17 million with a loan to value ratio between 0%-50% and a debt coverage service ratio greater than 2.0x. There are no valuation allowances for commercial mortgage loans for 2017, 2016, and 2015.
Equity Method Investments
The following table presents MLOA’s investment in 2.6 million units of AB (approximately 0.95% ownership) with a fair value of $65 million and $61 million at December 31, 2017 and 2016, respectively. MLOA’s investment in AB, an affiliate, is included in Other invested assets:

	2017	2016
	(in millions)
Balance at January 1,	$64	$63
Equity in net income (loss)	6	6
Dividends received	(6)	(5)
Balance at December 31,	$64	$64

The tables below detail the condensed balance sheets and statements of income (loss) of AB and MLOA’s equity investment and equity in income (loss) of AB.

	December 31,
	2017	2016
	(in millions)
Balance Sheets:
Total Assets	$9,295	$8,740
Total Liabilities	4,630	4,279
Redeemable non-controlling interest	602	393
Total Partners’ Capital	4,063	4,068
Total Liabilities and Partners’ Capital	$9,295	$8,740

MLOA’s Equity investment in AB	$64	$64

	2017	2016	2015
	(in millions)
Statements of Income (Loss):
Total Revenues	$3,299	$3,029	$3,021
Total Expenses	2,525	2,306	2,390
Net Income (Loss)	$721	$695	$587

MLOA’s Equity in income (loss) of AB	$6	$6	$5

Derivatives and Offsetting Assets and Liabilities
MLOA hedges crediting rates in the Market Stabilizer Option® (“MSO”) in the variable life insurance products and in the Indexed Universal Life (“IUL”) insurance products. The MSO and IUL products permit the contract owner to participate in the performance of an index, up to a cap for a set period of time, while MLOA absorbs, up to a certain percentage, the loss of value in an index, which varies by product segment. In order to support the returns associated with these products and features, MLOA enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, subject to caps and buffers.
The tables below present quantitative disclosures about MLOA’s derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

Derivative Instruments by Category

		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported In Income (Loss)
	(in millions)
At or For the Year Ended, December 31, 2017:
Freestanding derivatives:
Equity contracts:(1)
Options	$1,058	$119	$30	$66
Collateral	—	—	90	—
Net investment income (loss)				66
Embedded derivatives:
MSO and IUL indexed features(2) (3)	—	—	88	(72)
Balances, December 31, 2017	$1,058	$119	$208	$(6)
At or For the Year Ended, December 31, 2016:
Freestanding derivatives:
Equity contracts:(1)
Options	$776	$76	$20	$18
Collateral	—	—	58	—
Net investment income (loss)				18
Embedded derivatives:
MSO and IUL indexed features(2) (3)	—	—	53	(20)
Balances, December 31, 2016	$776	$76	$131	$(2)

(1)Reported in Other invested assets in MLOA’s balance sheets.
(2)MSO and IUL are reported in Future policyholders’ benefits and other policyholders’ liabilities in the balance sheets.
(3)Reported in Net derivative gains (losses) in the statements of income (loss)
For 2017, 2016 and 2015 Net derivative gains (losses) included $42 million, $(2) million and $6 million of realized gains (losses) on contracts closed during those periods and $24 million, $20 million and $(15) million of unrealized gains (losses) on derivative positions at year end.
Credit Risk
Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. A derivative with positive fair value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to MLOA if the contract were closed at the reporting date. Alternatively, a derivative contract with negative fair value (a derivative liability) indicates MLOA would owe money to the counterparty if the contract were closed at the reporting date. To reduce credit exposures in OTC derivative transactions MLOA generally enters into master agreements that provide for a netting of financial exposures with the counterparty and allow for collateral arrangements as further described below under “ISDA Master Agreements.” MLOA further controls and minimizes its counterparty exposure through a credit appraisal and approval process.
ISDA Master Agreements
Netting Provisions. The standardized “ISDA Master Agreement” under which MLOA conducts its OTC derivative transactions includes provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, MLOA will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. In the event of default, insolvency, or other similar event pre-defined under the ISDA Master Agreement that would result in termination of OTC derivatives transactions before their maturity, netting procedures would be applied to calculate a single net payable or receivable with the counterparty.
Collateral Arrangements. MLOA generally has executed a CSA under the ISDA Master Agreement it maintains with each of its OTC derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. These CSAs are bilateral agreements that require collateral postings by the party “out-of-the-money” or in a net derivative liability position. Various thresholds for the amount and timing of collateralization of net liability positions are applicable. Consequently, the credit exposure of MLOA’s OTC derivative contracts is limited to the net positive estimated fair value of those contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to CSAs. Derivatives are recognized at fair value in the balance sheets and are reported either as assets in Other invested assets, except for embedded insurance-related derivatives as described above. MLOA nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed.
At December 31, 2017 and 2016, respectively, MLOA held $90 million and $58 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2017 and 2016 was not material.
The following table presents information about MLOA’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2017.

Offsetting of Financial Assets and Liabilities and Derivative Instruments
At December 31, 2017

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
	(in millions)
ASSETS
Description
Derivatives:
Equity contracts	$119	$30	$89
Collateral	—	90	(90)
Total Derivatives, subject to an ISDA Master Agreement(1)	119	120	(1)
Other financial assets	64	—	64
Other invested assets	$183	$120	$63
LIABILITIES
Description
Derivatives:
Equity contracts	$30	$30	$—
Collateral	90	90	—
Total Derivatives, subject to an ISDA Master Agreement(1)	120	120	—
Other financial liabilities	72	—	72
Other liabilities	$192	$120	$72

(1)    All derivatives were subject to ISDA Master Agreements at December 31, 2017.

The following table presents information about MLOA’s gross collateral amounts that are not offset in the balance sheets at December 31, 2017.

Collateral Amounts Offset in the Balance Sheets
At December 31, 2017

	Fair Value of Assets	Collateral (Received)/Held
		Financial Instruments	Cash	Net Amounts
	(in millions)
ASSETS
Total derivatives	$89	$—	$(90)	$(1)
Other financial assets	64	—	—	64
Other invested assets	$153	$—	$(90)	$63

The following table presents information about MLOA’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2016.

Offsetting of Financial Assets and Liabilities and Derivative Instruments
At December 31, 2016

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets
	(in millions)
ASSETS
Description
Derivatives:
Equity contracts	$76	$20	$56
Collateral	—	58	(58)
Total Derivatives, subject to an ISDA Master Agreement(1)	76	78	(2)
Other financial instruments	70	—	70
Other invested assets	$146	$78	$68

LIABILITIES
Description
Derivatives:
Equity contracts	$20	$20	$—
Total Derivatives, subject to an ISDA Master Agreement(1)	78	78	—
Other financial liabilities	77	—	77
Other liabilities	$155	$78	$77

(1)    All derivatives were subject to ISDA Master Agreements at December 31, 2016.
The following table presents information about MLOA’s gross collateral amounts that are not offset in the balance sheets at December 31, 2016.

Gross Collateral Amounts Not Offset in the Balance Sheets
At December 31, 2016

	Fair Value of Assets	Collateral (Received)/Held
		Financial Instruments	Cash	Net Amounts
	(in millions)
ASSETS
Total derivatives	$56	$—	$(58)	$(2)
Other financial assets	70	—	—	70
Other invested assets	$126	$—	$(58)	$68

Net Investment Income (Loss)
The following table breaks out Net investment income (loss) by asset category:

	2017	2016	2015
	(in millions)
Fixed maturities	$49	$43	$40
Mortgage loans on real estate	1	1	—
Policy loans	1	1	1
Gross investment income (loss)	51	45	41
Investment expenses	(3)	(3)	(3)
Net Investment Income (Loss)	$48	$42	$38

Investment Gains (Losses), Net
Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

	2017	2016	2015
	(in millions)
Fixed maturities	$—	$(4)	$(1)
Investment Gains (Losses), Net	$—	$(4)	$(1)